Concentrations of Risk (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Deposit protection	$ 64,050	$ 500,000
Cash and cash equivalents	6,400,000
Fund held in escrow	29,500,000
Maintained financial institutions amount	$ 34,700,000
Combined loans receivables percentage	10.00%	10.00%
Foreign exchange loss	2,643,261		915,062